SHARE-BASED COMPENSATION - Weighted Average Assumptions, Successor (Details) (USD $)	3 Months Ended
	Mar. 30, 2012 Stock Options [Member] Predecessor [Member]	Mar. 29, 2013 Stock Option Plan 2012 [Member] Stock Options [Member] Successor [Member]	Mar. 29, 2013 Stock Option Plan 2012 [Member] Performance Shares [Member] Successor [Member]	Mar. 29, 2013 Stock Option Plan 2012 [Member] Time Based [Member] Successor [Member]	Mar. 30, 2012 Stock Option Plan 2012 [Member] Time Based [Member] Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			591	4,512
Granted in period (in shares)	207,161	5,103
Stock options granted, weighted-average grant date fair value (in dollars per share)	$ 7.96		$ 121.44	$ 123.70
Stock price			$ 255.00	$ 255.00
Expected volatility			49.40%	48.60%	43.50%
Expected dividends			0.00%	0.00%	0.00%
Risk-free interest rate			1.10%	1.20%	0.90%
Expected life (in years)			6 years 1 month 6 days	6 years 6 months 0 days	5 years